NATIONWIDE

VARIABLE

ACCOUNT-12

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
14,565,234 shares (cost $141,752,863)	$120,525,851
Ivy Fund VIP, Inc. - Balanced (WRBP)
2,833,442 shares (cost $23,549,608)	21,806,172
Ivy Fund VIP, Inc. - Bond (WRBDP)
6,306,410 shares (cost $33,611,548)	33,658,571
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
4,468,271 shares (cost $51,388,392)	36,241,698
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
6,630,548 shares (cost $44,134,004)	33,891,382
Ivy Fund VIP, Inc. - Energy (WRENG)
1,414,657 shares (cost $8,780,243)	5,295,628
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
4,056,424 shares (cost $30,282,675)	13,427,576
Ivy Fund VIP, Inc. - Growth (WRGP)
5,821,597 shares (cost $52,485,614)	43,969,938
Ivy Fund VIP, Inc. - High Income (WRHIP)
6,029,886 shares (cost $20,169,014)	14,978,840
Ivy Fund VIP, Inc. - International Growth (WRIP)
1,914,903 shares (cost $17,025,056)	11,498,990
Ivy Fund VIP, Inc. - International Value (WRI2P)
799,266 shares (cost $17,105,942)	9,959,890
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
247,911 shares (cost $4,461,930)	2,754,842
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
3,443,462 shares (cost $22,406,781)	15,514,863
Ivy Fund VIP, Inc. - Money Market (WRMMP)
18,000,987 shares (cost $18,000,987)	18,000,987
Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)
1,292,017 shares (cost $6,496,964)	5,668,206
Ivy Fund VIP, Inc. - Pathfinder Aggressive (WRPAP)
10,991,885 shares (cost $52,826,734)	41,870,288
Ivy Fund VIP, Inc. - Pathfinder Conservative (WRPCP)
1,890,681 shares (cost $8,817,030)	8,419,204
Ivy Fund VIP, Inc. - Pathfinder Moderate (WRPMP)
13,451,238 shares (cost $61,368,773)	54,652,378
Ivy Fund VIP, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
17,854,113 shares (cost $84,241,955)	71,666,412
Ivy Fund VIP, Inc. - Pathfinder Moderately Conservative (WRPMCP)
5,030,219 shares (cost $23,407,775)	21,679,239
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
1,553,947 shares (cost $12,000,851)	6,688,188
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
1,710,663 shares (cost $28,861,620)	19,544,491

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Ivy Fund VIP, Inc. - small Cap Growth (WRSCP)
1,402,180 shares (cost $14,120,078)	$8,543,905
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
674,871 shares (cost $10,257,931)	6,942,195
Ivy Fund VIP, Inc. - Value (WRVP)
5,863,308 shares (cost $36,956,256)	24,354,421
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
333,726 shares (cost $4,008,328)	2,299,371
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
269,482 shares (cost $2,688,184)	2,498,098
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
3,515,640 shares (cost $41,568,570)	29,742,318
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
6,625,522 shares (cost $82,690,571)	52,739,159
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,119,490 shares (cost $12,118,594)	9,907,487

Total Investments	748,740,588
Accounts Receivable	109,895

Total Assets	$748,850,483

Contract Owners’ Equity:
Accumulation units	748,756,359
Contracts in payout (annuitization) period	94,124

Total Contract Owners’ Equity (note 5)	$748,850,483

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR

Reinvested dividends	$5,085,383	652,510	27,156	30,890	87,064	36,982	7,740	374,937
Mortality and expense risk charges (note 2)	(12,201,296)	(2,440,750)	(418,395)	(496,885)	(803,678)	(748,137)	(110,611)	(394,516)

Net investment income (loss)	(7,115,913)	(1,788,240)	(391,239)	(465,995)	(716,614)	(711,155)	(102,871)	(19,579)

Proceeds from mutual fund shares sold	93,140,895	5,805,369	2,056,754	3,576,491	3,309,542	3,133,359	845,445	2,333,504
Cost of mutual fund shares sold	(94,893,299)	(4,098,797)	(1,716,764)	(3,854,961)	(3,043,336)	(2,469,168)	(740,982)	(2,031,636)

Realized gain (loss) on investments	(1,752,404)	1,706,572	339,990	(278,470)	266,206	664,191	104,463	301,868
Change in unrealized gain (loss) on investments	(303,347,807)	(55,707,932)	(6,168,036)	341,887	(21,016,605)	(19,821,708)	(4,565,271)	(22,842,084)

Net gain (loss) on investments	(305,100,211)	(54,001,360)	(5,828,046)	63,417	(20,750,399)	(19,157,517)	(4,460,808)	(22,540,216)

Reinvested capital gains	27,426,325	10,724,896	18,953	-	1,327,410	68,020	8,444	1,523,503

Net increase (decrease) in contract owners’ equity resulting from operations	$(284,789,799)	(45,064,704)	(6,200,332)	(402,578)	(20,139,603)	(19,800,652)	(4,555,235)	(21,036,292)

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP

Reinvested dividends	$-	118,602	41,038	70,040	-	6,750	274,572	62,710
Mortality and expense risk charges (note 2)	(1,019,010)	(280,102)	(252,040)	(214,851)	(65,983)	(353,010)	(203,021)	(109,689)

Net investment income (loss)	(1,019,010)	(161,500)	(211,002)	(144,811)	(65,983)	(346,260)	71,551	(46,979)

Proceeds from mutual fund shares sold	4,731,279	2,334,350	2,301,875	2,421,580	910,505	1,457,896	12,892,341	1,573,303
Cost of mutual fund shares sold	(3,928,119)	(2,980,673)	(1,814,253)	(2,815,206)	(823,884)	(1,431,180)	(12,892,341)	(1,707,650)

Realized gain (loss) on investments	803,160	(646,323)	487,622	(393,626)	86,621	26,716	-	(134,347)
Change in unrealized gain (loss) on investments	(26,958,684)	(3,884,701)	(9,724,595)	(7,636,195)	(2,793,535)	(9,052,166)	-	(689,075)

Net gain (loss) on investments	(26,155,524)	(4,531,024)	(9,236,973)	(8,029,821)	(2,706,914)	(9,025,450)	-	(823,422)

Reinvested capital gains	609,118	-	342,171	278,233	-	287,208	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(26,565,416)	(4,692,524)	(9,105,804)	(7,896,399)	(2,772,897)	(9,084,502)	71,551	(870,401)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP

Reinvested dividends	$-	-	-	-	-	58,259	-	-
Mortality and expense risk charges (note 2)	(328,588)	(35,986)	(310,831)	(484,543)	(108,988)	(145,577)	(380,737)	(173,325)

Net investment income (loss)	(328,588)	(35,986)	(310,831)	(484,543)	(108,988)	(87,318)	(380,737)	(173,325)

Proceeds from mutual fund shares sold	1,559,470	290,214	647,748	594,421	195,520	1,559,494	2,493,464	1,424,908
Cost of mutual fund shares sold	(1,860,711)	(315,632)	(729,749)	(620,738)	(202,873)	(1,882,106)	(2,148,385)	(1,499,143)

Realized gain (loss) on investments	(301,241)	(25,418)	(82,001)	(26,317)	(7,353)	(322,612)	345,079	(74,235)
Change in unrealized gain (loss) on investments	(10,956,445)	(397,826)	(6,716,395)	(12,575,543)	(1,728,537)	(4,051,785)	(11,279,534)	(5,785,604)

Net gain (loss) on investments	(11,257,686)	(423,244)	(6,798,396)	(12,601,860)	(1,735,890)	(4,374,397)	(10,934,455)	(5,859,839)

Reinvested capital gains	-	-	-	-	-	168,353	726,398	176,726

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,586,274)	(459,230)	(7,109,227)	(13,086,403)	(1,844,878)	(4,293,362)	(10,588,794)	(5,856,438)

Investment Activity:	WRSCV	WRVP	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC

Reinvested dividends	$16,887	78,682	62,527	71,596	988,003	1,705,633	312,805
Mortality and expense risk charges (note 2)	(123,464)	(548,353)	(58,673)	(27,698)	(493,168)	(932,412)	(138,275)

Net investment income (loss)	(106,577)	(469,671)	3,854	43,898	494,835	773,221	174,530

Proceeds from mutual fund shares sold	1,202,556	2,808,166	961,241	653,275	8,466,441	18,543,711	2,056,673
Cost of mutual fund shares sold	(1,662,380)	(2,954,549)	(1,092,125)	(678,779)	(9,332,715)	(21,359,177)	(2,205,287)

Realized gain (loss) on investments	(459,824)	(146,383)	(130,884)	(25,504)	(866,274)	(2,815,466)	(148,614)
Change in unrealized gain (loss) on investments	(2,245,334)	(12,912,518)	(1,681,494)	(185,912)	(11,385,074)	(28,782,247)	(2,144,859)

Net gain (loss) on investments	(2,705,158)	(13,058,901)	(1,812,378)	(211,416)	(12,251,348)	(31,597,713)	(2,293,473)

Reinvested capital gains	164,206	246,461	514,392	34,849	2,905,413	6,803,358	498,213

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,647,529)	(13,282,111)	(1,294,132)	(132,669)	(8,851,100)	(24,021,134)	(1,620,730)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		WRASP		WRBP		WRBDP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(7,115,913)	(1,648,204)	(1,788,240)	(994,673)	(391,239)	(40,280)	(465,995)	638,817
Realized gain (loss) on investments	(1,752,404)	4,664,619	1,706,572	290,294	339,990	350,512	(278,470)	(47,052)
Change in unrealized gain (loss) on investments	(303,347,807)	51,459,272	(55,707,932)	33,591,607	(6,168,036)	2,219,322	341,887	330,395
Reinvested capital gains	27,426,325	27,938,710	10,724,896	6,248,888	18,953	476	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(284,789,799)	82,414,397	(45,064,704)	39,136,116	(6,200,332)	2,530,030	(402,578)	922,160

Equity transactions:
Purchase payments received from contract owners (note 3)	354,603,518	280,828,554	20,266,849	21,584,400	2,767,479	3,617,482	5,473,133	5,163,863
Transfers between funds	-	-	4,892,979	12,100,852	490,063	1,302,315	2,815,914	8,850,622
Redemptions (note 3)	(40,879,358)	(45,672,163)	(5,636,021)	(3,420,410)	(1,371,421)	(1,248,177)	(2,221,894)	(1,273,415)
Annuity benefits	(418,707)	(396,252)	(80,407)	(83,766)	(19,330)	(26,584)	(23,387)	(18,855)
Contract maintenance charges (note 2)	(752,496)	(79,869)	(34,099)	(21,585)	(5,230)	(4,364)	(4,952)	(3,013)
Contingent deferred sales charges (note 2)	(582,102)	(617,013)	(99,998)	(105,011)	(28,527)	(31,114)	(39,654)	(31,937)
Adjustments to maintain reserves	148,293	(36,846)	(8,552)	4,265	(5,072)	2,199	(6,088)	569

Net equity transactions	312,119,148	234,026,411	19,300,751	30,058,745	1,827,962	3,611,757	5,993,072	12,687,834

Net change in contract owners’ equity	27,329,349	316,440,808	(25,763,953)	69,194,861	(4,372,370)	6,141,787	5,590,494	13,609,994
Contract owners’ equity beginning of period	721,521,134	405,080,326	146,289,048	77,094,187	26,178,502	20,036,715	28,068,255	14,458,261

Contract owners’ equity end of period	$748,850,483	721,521,134	120,525,095	146,289,048	21,806,132	26,178,502	33,658,749	28,068,255

CHANGES IN UNITS:
Beginning units	49,980,360	30,662,465	6,510,435	4,862,716	1,940,268	1,659,664	2,587,073	1,386,869
Units purchased	50,753,678	32,588,692	1,716,178	2,063,406	431,893	505,879	1,205,012	1,428,451
Units redeemed	(19,750,500)	(13,270,797)	(881,341)	(415,687)	(293,230)	(225,275)	(651,691)	(228,247)

Ending units	80,983,538	49,980,360	7,345,272	6,510,435	2,078,931	1,940,268	3,140,394	2,587,073

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRCEP		WRDIV		WRENG		WRGNR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(716,614)	(478,144)	(711,155)	(276,263)	(102,871)	(22,974)	(19,579)	(295,182)
Realized gain (loss) on investments	266,206	408,683	664,191	239,801	104,463	44,103	301,868	191,281
Change in unrealized gain (loss) on investments	(21,016,605)	560,557	(19,821,708)	5,073,318	(4,565,271)	1,072,021	(22,842,084)	4,891,207
Reinvested capital gains	1,327,410	4,772,881	68,020	368,428	8,444	15,140	1,523,503	2,121,209

Net increase (decrease) in contract owners’ equity resulting from operations	(20,139,603)	5,263,977	(19,800,652)	5,405,284	(4,555,235)	1,108,290	(21,036,292)	6,908,515

Equity transactions:
Purchase payments received from contract owners (note 3)	4,671,218	7,869,316	5,633,220	9,468,643	3,440,723	2,753,942	6,641,980	9,838,944
Transfers between funds	(564,701)	4,198,367	364,221	4,981,930	976,608	794,305	(858,325)	1,120,128
Redemptions (note 3)	(1,736,254)	(1,953,515)	(1,662,297)	(1,448,071)	(250,065)	(63,039)	(935,278)	(829,687)
Annuity benefits	(23,523)	(31,586)	(18,910)	(17,976)	(782)	(370)	(10,453)	(8,317)
Contract maintenance charges (note 2)	(7,422)	(5,740)	(6,763)	(5,113)	(951)	(189)	(4,559)	(3,002)
Contingent deferred sales charges (note 2)	(31,368)	(66,075)	(28,820)	(49,226)	(5,713)	(1,021)	(20,444)	(24,892)
Adjustments to maintain reserves	(1,963)	1,556	1,678	914	18,372	(4,512)	128,226	(46,810)

Net equity transactions	2,305,987	10,012,323	4,282,329	12,931,101	4,178,192	3,479,116	4,941,147	10,046,364

Net change in contract owners’ equity	(17,833,616)	15,276,300	(15,518,323)	18,336,385	(377,043)	4,587,406	(16,095,145)	16,954,879
Contract owners’ equity beginning of period	54,071,608	38,795,308	49,409,807	31,073,422	5,686,493	1,099,087	29,602,978	12,648,099

Contract owners’ equity end of period	$36,237,992	54,071,608	33,891,484	49,409,807	5,309,450	5,686,493	13,507,833	29,602,978

CHANGES IN UNITS:
Beginning units	3,598,596	2,896,797	3,179,374	2,296,386	414,206	119,136	1,385,133	835,359
Units purchased	626,728	973,217	744,234	1,078,728	450,203	345,318	626,968	668,668
Units redeemed	(463,881)	(271,418)	(465,121)	(195,740)	(136,937)	(50,248)	(352,033)	(118,894)

Ending units	3,761,443	3,598,596	3,458,487	3,179,374	727,472	414,206	1,660,068	1,385,133

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRGP		WRHIP		WRIP		WRI2P

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(1,019,010)	(1,017,317)	(161,500)	1,165,710	(211,002)	(111,378)	(144,811)	44,612
Realized gain (loss) on investments	803,160	711,862	(646,323)	13,885	487,622	250,042	(393,626)	303,790
Change in unrealized gain (loss) on investments	(26,958,684)	11,499,139	(3,884,701)	(915,690)	(9,724,595)	1,855,676	(7,636,195)	(814,660)
Reinvested capital gains	609,118	1,610,703	-	-	342,171	470,644	278,233	1,614,758

Net increase (decrease) in contract owners’ equity resulting from operations	(26,565,416)	12,804,387	(4,692,524)	263,905	(9,105,804)	2,464,984	(7,896,399)	1,148,500

Equity transactions:
Purchase payments received from contract owners (note 3)	4,054,186	6,137,638	3,014,510	5,433,368	3,347,099	5,786,136	2,018,686	5,010,281
Transfers between funds	(714,762)	2,575,065	(803,926)	539,353	(1,109,304)	1,038,300	(1,488,666)	169,890
Redemptions (note 3)	(2,797,902)	(2,477,943)	(999,030)	(680,331)	(681,122)	(672,448)	(716,290)	(563,556)
Annuity benefits	(38,129)	(47,784)	(33,417)	(39,329)	(15,270)	(15,543)	(2,732)	(4,803)
Contract maintenance charges (note 2)	(11,218)	(10,207)	(3,146)	(2,459)	(2,721)	(1,904)	(2,259)	(1,950)
Contingent deferred sales charges (note 2)	(62,167)	(78,765)	(18,154)	(13,054)	(16,660)	(16,607)	(11,419)	(12,045)
Adjustments to maintain reserves	(6,211)	4,048	(1,405)	2,686	1,131	776	345	617

Net equity transactions	423,797	6,102,052	1,155,432	5,240,234	1,523,153	6,118,710	(202,335)	4,598,434

Net change in contract owners’ equity	(26,141,619)	18,906,439	(3,537,092)	5,504,139	(7,582,651)	8,583,694	(8,098,734)	5,746,934
Contract owners’ equity beginning of period	70,111,309	51,204,870	18,515,978	13,011,839	19,081,552	10,497,858	18,058,252	12,311,318

Contract owners’ equity end of period	$43,969,690	70,111,309	14,978,886	18,515,978	11,498,901	19,081,552	9,959,518	18,058,252

CHANGES IN UNITS:
Beginning units	5,000,421	4,510,514	1,479,099	1,063,343	1,044,989	683,784	1,026,584	758,800
Units purchased	688,662	980,157	414,173	571,046	316,855	446,533	216,606	394,018
Units redeemed	(683,306)	(490,250)	(338,217)	(155,290)	(254,604)	(85,328)	(247,996)	(126,234)

Ending units	5,005,777	5,000,421	1,555,055	1,479,099	1,107,240	1,044,989	995,194	1,026,584

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRMIC		WRMCG		WRMMP		WRMSP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(65,983)	(85,181)	(346,260)	(327,541)	71,551	227,909	(46,979)	129,718
Realized gain (loss) on investments	86,621	365,696	26,716	119,522	-	-	(134,347)	(7,633)
Change in unrealized gain (loss) on investments	(2,793,535)	(47,534)	(9,052,166)	1,344,059	-	-	(689,075)	(7,602)
Reinvested capital gains	-	-	287,208	548,782	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,772,897)	232,981	(9,084,502)	1,684,822	71,551	227,909	(870,401)	114,483

Equity transactions:
Purchase payments received from contract owners (note 3)	235,380	1,339,671	1,816,661	4,063,531	66,968,288	74,297,887	477,821	1,542,616
Transfers between funds	(409,275)	(571,881)	422,196	3,616,754	(44,234,242)	(47,866,939)	(839,123)	150,368
Redemptions (note 3)	(233,406)	(257,277)	(497,742)	(440,823)	(13,080,530)	(25,618,507)	(446,152)	(250,440)
Annuity benefits	(1,769)	(2,540)	(3,332)	(2,631)	(79,171)	(4,807)	(877)	(281)
Contract maintenance charges (note 2)	(839)	(864)	(2,501)	(1,656)	(2,281)	(1,098)	(1,049)	(787)
Contingent deferred sales charges (note 2)	(4,729)	(6,675)	(16,382)	(13,745)	(39,214)	(17,342)	(5,523)	(4,481)
Adjustments to maintain reserves	293	181	18,972	(2,155)	9,002	(7,512)	213	144

Net equity transactions	(414,345)	500,615	1,737,872	7,219,275	9,541,852	781,682	(814,690)	1,437,139

Net change in contract owners’ equity	(3,187,242)	733,596	(7,346,630)	8,904,097	9,613,403	1,009,591	(1,685,091)	1,551,622
Contract owners’ equity beginning of period	5,942,094	5,208,498	22,885,911	13,981,814	8,387,550	7,377,959	7,353,248	5,801,626

Contract owners’ equity end of period	$2,754,852	5,942,094	15,539,281	22,885,911	18,000,953	8,387,550	5,668,157	7,353,248

CHANGES IN UNITS:
Beginning units	412,324	378,791	1,714,836	1,159,802	792,315	718,111	684,413	549,710
Units purchased	63,805	114,286	370,085	696,121	8,578,192	8,657,478	93,911	246,677
Units redeemed	(102,510)	(80,753)	(228,359)	(141,087)	(7,679,907)	(8,583,274)	(176,090)	(111,974)

Ending units	373,619	412,324	1,856,562	1,714,836	1,690,600	792,315	602,234	684,413

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRPAP		WRPCP		WRPMP		WRPMAP
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(328,588)	-	(35,986)	-	(310,831)	-	(484,543)	-
Realized gain (loss) on investments	(301,241)	-	(25,418)	-	(82,001)	-	(26,317)	-
Change in unrealized gain (loss) on investments	(10,956,445)	-	(397,826)	-	(6,716,395)	-	(12,575,543)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,586,274)	-	(459,230)	-	(7,109,227)	-	(13,086,403)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	39,944,669	-	5,297,198	-	44,784,546	-	61,131,485	-
Transfers between funds	14,015,973	-	3,665,379	-	17,450,317	-	24,176,404	-
Redemptions (note 3)	(449,125)	-	(76,999)	-	(423,658)	-	(486,075)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(48,157)	-	(5,060)	-	(38,587)	-	(66,585)	-
Contingent deferred sales charges (note 2)	(6,799)	-	(2,085)	-	(11,010)	-	(2,409)	-
Adjustments to maintain reserves	(27)	-	(5)	-	(23)	-	8	-

Net equity transactions	53,456,534	-	8,878,428	-	61,761,585	-	84,752,828	-

Net change in contract owners’ equity	41,870,260	-	8,419,198	-	54,652,358	-	71,666,425	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$41,870,260	-	8,419,198	-	54,652,358	-	71,666,425	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	5,809,473	-	991,677	-	7,040,739	-	9,409,288	-
Units redeemed	(250,709)	-	(35,031)	-	(234,923)	-	(374,565)	-

Ending units	5,558,764	-	956,646	-	6,805,816	-	9,034,723	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRPMCP		WRRESP		WRSTP		WRSCP
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(108,988)	-	(87,318)	(115,442)	(380,737)	(342,521)	(173,325)	(195,761)
Realized gain (loss) on investments	(7,353)	-	(322,612)	549,780	345,079	467,640	(74,235)	159,792
Change in unrealized gain (loss) on investments	(1,728,537)	-	(4,051,785)	(3,208,292)	(11,279,534)	(910,948)	(5,785,604)	25,170
Reinvested capital gains	-	-	168,353	469,224	726,398	5,219,927	176,726	1,381,642

Net increase (decrease) in contract owners’ equity resulting from operations	(1,844,878)	-	(4,293,362)	(2,304,730)	(10,588,794)	4,434,098	(5,856,438)	1,370,843

Equity transactions:
Purchase payments received from contract owners (note 3)	13,448,247	-	1,273,080	3,879,595	4,854,623	6,925,235	1,297,274	2,920,978
Transfers between funds	10,203,925	-	(306,529)	(2,105,197)	(2,110,887)	81,735	(886,867)	(377,157)
Redemptions (note 3)	(120,234)	-	(370,446)	(406,347)	(959,464)	(953,752)	(496,750)	(545,531)
Annuity benefits	-	-	(2,124)	(3,736)	(20,863)	(25,041)	(15,589)	(18,735)
Contract maintenance charges (note 2)	(6,930)	-	(1,760)	(1,525)	(4,867)	(4,021)	(2,284)	(2,405)
Contingent deferred sales charges (note 2)	(889)	-	(7,924)	(13,354)	(19,563)	(33,600)	(11,398)	(18,153)
Adjustments to maintain reserves	(26)	-	2,017	1,054	(2,963)	1,309	(2,281)	1,141

Net equity transactions	23,524,093	-	586,314	1,350,490	1,736,016	5,991,865	(117,895)	1,960,138

Net change in contract owners’ equity	21,679,215	-	(3,707,048)	(954,240)	(8,852,778)	10,425,963	(5,974,333)	3,330,981
Contract owners’ equity beginning of period	-	-	10,392,221	11,346,461	28,396,895	17,970,932	14,518,178	11,187,197

Contract owners’ equity end of period	$21,679,215	-	6,685,173	10,392,221	19,544,117	28,396,895	8,543,845	14,518,178

CHANGES IN UNITS:
Beginning units	-	-	725,842	655,692	1,673,037	1,289,943	992,086	850,262
Units purchased	2,601,354	-	216,482	296,524	414,407	547,940	166,235	246,871
Units redeemed	(53,827)	-	(201,435)	(226,374)	(312,601)	(164,846)	(179,488)	(105,047)

Ending units	2,547,527	-	740,889	725,842	1,774,843	1,673,037	978,833	992,086

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRSCV		WRVP		GVIDA		GVIDC
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(106,577)	(143,034)	(469,671)	(278,753)	3,854	7,616	43,898	16,160
Realized gain (loss) on investments	(459,824)	43,129	(146,383)	390,383	(130,884)	(19,646)	(25,504)	2,538
Change in unrealized gain (loss) on investments	(2,245,334)	(917,838)	(12,912,518)	(2,629,731)	(1,681,494)	(27,463)	(185,912)	(4,174)
Reinvested capital gains	164,206	448,771	246,461	2,425,314	514,392	10,911	34,849	795

Net increase (decrease) in contract owners’ equity resulting from operations	(2,647,529)	(568,972)	(13,282,111)	(92,787)	(1,294,132)	(28,582)	(132,669)	15,319

Equity transactions:
Purchase payments received from contract owners (note 3)	752,719	2,105,425	1,545,501	3,894,333	17,076	1,950	845,504	1,403,228
Transfers between funds	(268,777)	(580,576)	(318,220)	1,846,973	1,008,988	2,594,628	546,674	11,215
Redemptions (note 3)	(288,219)	(547,612)	(1,562,325)	(1,585,259)	-	-	(158,899)	-
Annuity benefits	(4,033)	(4,975)	(24,609)	(34,535)	-	-	-	-
Contract maintenance charges (note 2)	(1,800)	(1,640)	(5,308)	(5,720)	(560)	-	(11,840)	-
Contingent deferred sales charges (note 2)	(6,150)	(21,065)	(31,117)	(55,681)	-	-	(20,429)	-
Adjustments to maintain reserves	238	271	2,469	2,447	(7)	(8)	(16)	(11)

Net equity transactions	183,978	949,828	(393,609)	4,062,558	1,025,497	2,596,570	1,200,994	1,414,432

Net change in contract owners’ equity	(2,463,551)	380,856	(13,675,720)	3,969,771	(268,635)	2,567,988	1,068,325	1,429,751
Contract owners’ equity beginning of period	9,405,602	9,024,746	38,030,225	34,060,454	2,567,988	-	1,429,751	-

Contract owners’ equity end of period	$6,942,051	9,405,602	24,354,505	38,030,225	2,299,353	2,567,988	2,498,076	1,429,751

CHANGES IN UNITS:
Beginning units	764,876	692,952	2,921,920	2,619,510	260,941	-	140,505	-
Units purchased	188,858	202,823	386,938	648,581	213,716	260,941	211,987	140,505
Units redeemed	(176,575)	(130,899)	(425,030)	(346,171)	(97,377)	-	(87,686)	-

Ending units	777,159	764,876	2,883,828	2,921,920	377,280	260,941	264,806	140,505

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDM		GVDMA		GVDMC		WRLBP
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$494,835	239,442	773,221	403,694	174,530	78,817	-	123,745
Realized gain (loss) on investments	(866,274)	160	(2,815,466)	(595)	(148,614)	(2,793)	-	(160,555)
Change in unrealized gain (loss) on investments	(11,385,074)	(441,178)	(28,782,247)	(1,169,166)	(2,144,859)	(66,248)	-	157,325
Reinvested capital gains	2,905,413	50,790	6,803,358	136,455	498,213	22,972	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,851,100)	(150,786)	(24,021,134)	(629,612)	(1,620,730)	32,748	-	120,515

Equity transactions:
Purchase payments received from contract owners (note 3)	14,388,034	26,156,847	30,261,500	62,708,457	3,934,829	6,725,138	-	199,650
Transfers between funds	(5,994,609)	5,191,203	(19,633,460)	5,794,867	(487,968)	1,589,045	-	(7,046,165)
Redemptions (note 3)	(796,017)	(65,127)	(1,220,460)	(196,957)	(205,283)	(17,966)	-	(155,973)
Annuity benefits	-	-	-	-	-	-	-	(4,058)
Contract maintenance charges (note 2)	(127,257)	-	(303,473)	-	(38,038)	-	-	(627)
Contingent deferred sales charges (note 2)	(8,716)	-	(20,572)	-	(4,269)	-	-	(3,170)
Adjustments to maintain reserves	(34)	(164)	16	(1)	(14)	(3)	-	153

Net equity transactions	7,461,401	31,282,759	9,083,551	68,306,366	3,199,257	8,296,214	-	(7,010,190)

Net change in contract owners’ equity	(1,389,699)	31,131,973	(14,937,583)	67,676,754	1,578,527	8,328,962	-	(6,889,675)
Contract owners’ equity beginning of period	31,131,973	-	67,676,754	-	8,328,962	-	-	6,889,675

Contract owners’ equity end of period	$29,742,274	31,131,973	52,739,171	67,676,754	9,907,489	8,328,962	-	-

CHANGES IN UNITS:
Beginning units	3,109,641	-	6,797,048	-	824,398	-	-	674,324
Units purchased	2,127,599	3,194,155	3,837,021	6,868,835	594,399	862,123	-	149,411
Units redeemed	(1,312,529)	(84,514)	(2,806,133)	(71,787)	(247,368)	(37,725)	-	(823,735)

Ending units	3,924,711	3,109,641	7,827,936	6,797,048	1,171,429	824,398	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 12

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts and Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

Portfolios of the Ivy Fund Variable Insurance Portfolio, Inc. (Ivy Fund VIP,Inc.) (formerly W&R Target Funds, Inc.);

Ivy Fund VIP, Inc. - Asset Strategy (WRASP)

Ivy Fund VIP, Inc. - Balanced (WRBP)

Ivy Fund VIP, Inc. - Bond (WRBDP)

Ivy Fund VIP, Inc. - Core Equity (WRCEP)

Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund VIP, Inc. - Energy (WRENG)

Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)

Ivy Fund VIP, Inc. - Growth (WRGP)

Ivy Fund VIP, Inc. - High Income (WRHIP)

Ivy Fund VIP, Inc. - International Growth (WRIP)

Ivy Fund VIP, Inc. - International Value (WRI2P)

Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund VIP, Inc. - Money Market (WRMMP)

Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)

Ivy Fund VIP, Inc. - Pathfinder Aggressive (WRPAP)

Ivy Fund VIP, Inc. - Pathfinder Conservative (WRPCP)

Ivy Fund VIP, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund VIP, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

Ivy Fund VIP, Inc. - Pathfinder Moderately Conservative (WRPMCP)

Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)

Ivy Fund VIP, Inc. - Science and Technology (WRSTP)

Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)

Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)

Ivy Fund VIP, Inc. - Value (WRVP)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

W&R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)*

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Select Income Annuity contracts, this charge will not exceed 6% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. For Select Preferred Annuity contracts this charge will not exceed 8% of the purchase payments redeemed and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of $50 from deferred annuity contracts, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders.

The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 12 Options	Select Income Annuity	Select Preferred Annuity
Variable Account Charges - Recurring	1.50%	1.25%
Death Benefit Options - Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	-	0.05%
One-Year Enhanced	-	0.15%
One-Month Enhanced	-	0.30%
Combination Enhanced	-	0.40%
Spousal Protection Annuity Option	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	-	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	-	0.50%
4% Extra Value Credit Option	-	0.60%
Capital Preservation and Income Options
Capital Preservation Plus Option	-	0.50%
Provides a return of principal over the elected program period.
Capital Preservation Plus Lifetime Income Option	-	1.00%
Provides a return of principal over the elected program period and provides for a consistent lifetime income stream regardless of actual value of contract.
Lifetime Income Option	-	1.00%
Provides for lifetime withdrawals even after the contract value is zero.
Spousal Continuation Benefit	-	0.15%
Allows surviving spouse to continue to receive the lifetime benefit associated with the Lifetime Income Option.

Maximum Variable Account Charges*	1.50%	3.85%

*	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR

1.25%	$2,543,404	242,577	39,673	92,936	73,260	77,549	20,541	74,767
1.30%	345,531	49,279	9,351	17,109	17,817	13,625	2,712	14,303
1.35%	415,009	40,064	6,172	13,322	11,476	9,288	1,676	7,430
1.40%	1,690,405	300,901	46,510	87,613	93,489	94,957	22,866	94,275
1.50%	1,236,417	233,056	48,905	63,468	75,226	71,221	14,927	71,371
1.55%	266,668	71,223	9,695	15,605	15,322	18,910	9,159	16,698
1.60%	30,960	4,713	369	2,738	2,175	2,710	672	1,776
1.65%	559,920	120,449	16,398	23,956	29,335	36,827	10,399	35,467
1.70%	13,994	2,834	297	1,419	365	1,588	361	1,142
1.75%	713,832	156,437	37,268	37,119	61,323	54,876	8,723	30,832
1.80%	40,550	9,000	3,096	2,183	5,136	2,022	-	41
1.85%	1,674,523	506,661	61,721	55,052	156,054	135,517	6,773	15,921
1.90%	508,470	137,173	30,236	15,091	55,181	49,046	346	2,798
1.95%	244,462	70,622	9,436	6,862	26,313	21,789	-	494
2.00%	930,302	242,247	43,131	27,663	86,433	81,025	4,164	11,381
2.05%	14,177	2,386	1,216	1,895	813	1,042	-	-
2.10%	490,189	127,748	21,891	8,614	53,186	48,750	4,182	9,560
2.15%	85,082	19,683	9,269	6,113	7,021	6,544	591	1,662
2.20%	2,564	1,408	-	35	531	229	-	-
2.25%	151,072	39,521	10,447	8,148	12,913	7,762	1,764	2,517
2.30%	2,675	674	403	-	-	388	-	-
2.35%	92,656	26,379	6,351	3,666	9,383	7,772	11	326
2.40%	13,304	3,159	1,426	416	1,793	1,396	-	-
2.45%	28,471	2,382	1,456	818	3,636	583	350	141
2.50%	35,563	13,073	1,497	2,235	1,842	553	394	477
2.60%	58,483	13,637	1,359	847	3,053	1,581	-	1,023
2.70%	1,037	378	-	181	-	-	-	114
2.75%	8,332	1,707	407	1,022	319	587	-	-
3.10%	3,244	1,379	415	759	283	-	-	-

Totals	$12,201,296	2,440,750	418,395	496,885	803,678	748,137	110,611	394,516

	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP

1.25%	$97,691	45,630	41,515	39,528	10,036	24,108	54,207	14,613
1.30%	21,862	10,118	14,867	7,839	3,289	6,487	15,670	2,532
1.35%	19,300	8,963	7,571	9,145	2,664	4,716	3,334	4,205
1.40%	94,376	60,292	49,410	45,209	12,498	32,868	26,479	17,047
1.50%	87,718	55,261	46,243	39,140	11,039	19,667	19,254	7,387
1.55%	8,189	10,197	9,712	8,831	2,890	2,396	5,437	4,844
1.60%	1,563	2,659	2,308	489	418	385	153	185
1.65%	48,285	24,674	23,876	21,897	6,093	11,332	14,378	7,565
1.70%	259	1,061	169	852	-	266	-	150
1.75%	97,862	26,759	21,212	17,832	7,603	14,839	12,194	4,071
1.80%	12,489	89	-	-	-	13	231	105
1.85%	185,870	4,409	10,081	4,648	878	109,072	21,244	23,671
1.90%	78,432	3,569	853	3,221	511	24,727	1,431	5,159
1.95%	31,967	105	-	517	87	15,517	3,373	2,997
2.00%	109,373	9,245	9,025	5,212	3,597	44,166	6,568	9,692
2.05%	2,220	136	523	118	116	14	243	-
2.10%	55,966	7,897	7,011	6,379	3,030	30,951	1,327	2,868
2.15%	8,740	267	1,261	1,581	12	1,025	379	277
2.20%	222	-	-	-	-	-	-	-
2.25%	24,070	989	1,428	1,822	401	3,519	552	263
2.30%	779	-	-	-	-	-	-	-
2.35%	9,805	1,881	685	227	441	4,546	5,190	602
2.40%	3,319	-	-	-	-	-	107	-
2.45%	4,524	-	10	-	380	384	3,057	375
2.50%	2,330	796	-	34	-	1,032	5,432	1,081
2.60%	9,084	5,105	4,280	330	-	980	2,781	-
2.70%	271	-	-	-	-	-	-	-
2.75%	2,156	-	-	-	-	-	-	-
3.10%	288	-	-	-	-	-	-	-

Totals	$1,019,010	280,102	252,040	214,851	65,983	353,010	203,021	109,689

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP

1.25%	$198,129	20,022	147,910	215,530	29,939	28,362	69,467	31,524
1.30%	11,782	61	3,904	16,911	110	7,230	16,225	10,435
1.35%	33,404	1,231	25,354	12,473	10,077	3,413	9,135	4,878
1.40%	23,761	4,026	53,433	96,853	15,083	33,830	87,357	32,354
1.50%	15,793	3,256	14,673	31,833	7,863	31,250	69,145	33,604
1.55%	6,554	1,270	2,256	1,187	3,991	6,125	12,136	5,718
1.60%	1,790	-	-	100	-	1,073	1,802	225
1.65%	3,000	735	4,259	4,192	1,755	10,398	32,011	12,119
1.70%	160	161	160	160	161	395	907	704
1.75%	1,187	217	8,301	1,422	375	9,899	26,630	12,779
1.80%	-	-	-	-	-	-	335	311
1.85%	21,546	11	17,357	50,745	21,897	2,867	11,448	3,946
1.90%	71	-	1,173	7,488	-	2,226	3,990	2,013
1.95%	1,405	-	4,196	4,367	228	81	356	163
2.00%	4,605	3,078	19,633	34,049	13,622	2,973	13,908	6,888
2.05%	8	-	630	75	-	-	-	107
2.10%	1,898	1,666	3,191	2,686	3,359	2,215	9,454	5,573
2.15%	-	252	2,460	3,746	456	631	2,267	1,225
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	1,941	465	-	1,581	5,076	1,371
2.30%	-	-	-	-	-	-	-	-
2.35%	2,028	-	-	-	-	-	1,014	102
2.40%	-	-	-	175	-	-	-	-
2.45%	-	-	-	-	72	197	2,641	1,740
2.50%	-	-	-	86	-	319	419	628
2.60%	1,467	-	-	-	-	512	4,921	4,918
2.70%	-	-	-	-	-	-	93	-
2.75%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-

Totals	$328,588	35,986	310,831	484,543	108,988	145,577	380,737	173,325

	WRSCV	WRVP	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC

1.25%	$29,197	43,938	75	14,962	228,092	477,574	60,052
1.30%	3,276	7,894	-	1,826	14,295	40,281	4,441
1.35%	3,716	11,026	-	2,002	41,623	94,838	12,513
1.40%	23,999	53,244	-	4,947	47,673	122,181	12,874
1.50%	21,504	46,649	16	1,124	27,588	62,914	5,322
1.55%	5,089	9,786	-	97	686	2,361	304
1.60%	803	287	-	-	-	1,567	-
1.65%	13,348	21,731	-	-	8,677	14,110	2,654
1.70%	-	423	-	-	-	-	-
1.75%	7,184	47,768	-	-	3,309	5,508	303
1.80%	49	5,450	-	-	-	-	-
1.85%	2,328	109,556	14,163	2,712	47,971	45,153	25,251
1.90%	1,322	46,454	21,141	-	5,568	8,954	296
1.95%	91	16,828	1,506	-	9,319	14,168	1,675
2.00%	1,550	58,175	11,061	-	34,485	25,357	7,996
2.05%	215	2,342	-	-	-	-	78
2.10%	4,262	31,159	9,419	-	12,602	12,428	917
2.15%	1,309	6,150	-	-	1,089	1,072	-
2.20%	-	139	-	-	-	-	-
2.25%	2,515	12,017	902	-	5,238	1,012	2,838
2.30%	-	384	-	-	23	-	24
2.35%	1,008	6,899	-	-	2,176	1,537	627
2.40%	-	1,513	-	-	-	-	-
2.45%	84	1,343	9	28	2,754	1,397	110
2.50%	-	3,335	-	-	-	-	-
2.60%	615	1,609	381	-	-	-	-
2.70%	-	-	-	-	-	-	-
2.75%	-	2,134	-	-	-	-	-
3.10%	-	120	-	-	-	-	-

Totals	$123,464	548,353	58,673	27,698	493,168	932,412	138,275

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $804,882 and $994,832, respectively, and total transfers from the Account to the fixed account were $6,342,138 and $1,744,313, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $154,866 and $104,952 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits to Select Preferred Annuity contracts, the Company contributed $294,110 and $267,618 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $702,345 and $38,978 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$748,740,588	0	$748,740,588

Accounts Receivable of $109,895 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
2008	1.25% to 3.10%	7,345,272	$ 16.54 to 15.09	$120,503,997	0.45%	-26.72% to -28.10%
2007	1.25% to 3.10%	6,510,435	22.57 to 20.99	146,284,741	0.72%	42.30% to 39.63%
2006	1.25% to 3.10%	4,862,716	15.86 to 15.03	77,094,187	0.45%	18.65% to 16.44%
2005	1.25% to 3.10%	2,697,593	13.37 to 12.91	36,310,494	1.18%	22.73% to 20.43%
2004	1.25% to 2.75%	1,140,922	10.89 to 10.75	12,631,594	2.42%	8.91% to 7.53%	(a) (b)
Ivy Fund VIP, Inc. - Balanced (WRBP)
2008	1.25% to 3.10%	2,078,931	10.47 to 9.55	21,806,132	0.11%	-21.99% to -23.45%
2007	1.25% to 3.10%	1,940,268	13.41 to 12.48	26,178,502	1.52%	12.24% to 10.12%
2006	1.25% to 3.10%	1,659,664	11.95 to 11.33	20,036,715	1.59%	9.82% to 7.77%
2005	1.25% to 3.10%	1,286,332	10.88 to 10.51	14,235,501	1.59%	3.71% to 1.77%
2004	1.25% to 2.75%	746,129	10.49 to 10.36	8,058,694	2.67%	4.94% to 3.61%	(a) (b)
Ivy Fund VIP, Inc. - Bond (WRBDP)
2008	1.25% to 3.10%	3,140,394	10.80 to 9.85	33,658,749	0.10%	-0.94% to -2.80%
2007	1.25% to 3.10%	2,587,073	10.90 to 10.14	28,068,255	4.48%	4.34% to 2.38%
2006	1.25% to 3.10%	1,386,869	10.45 to 9.90	14,458,261	5.03%	2.94% to 1.02%
2005	1.25% to 3.10%	1,046,722	10.15 to 9.80	10,643,400	5.82%	0.35% to -1.53%
2004	1.25% to 2.75%	545,478	10.11 to 9.98	5,557,668	8.10%	1.13% to -0.15%	(a) (b)
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
2008	1.25% to 3.10%	3,761,443	9.69 to 8.84	36,226,405	0.18%	-35.59% to -36.80%
2007	1.25% to 3.10%	3,598,596	15.05 to 13.99	54,069,395	0.70%	12.60% to 10.48%
2006	1.25% to 3.10%	2,896,797	13.36 to 12.67	38,795,308	1.06%	15.53% to 13.37%
2005	1.25% to 3.10%	1,963,031	11.57 to 11.17	22,878,117	0.45%	7.65% to 5.64%
2004	1.25% to 2.75%	941,977	10.74 to 10.61	10,330,171	1.15%	7.45% to 6.09%	(a) (b)
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
2008	1.25% to 2.75%	3,458,487	9.98 to 9.27	33,886,565	0.08%	-36.72% to -37.68%
2007	1.25% to 2.75%	3,179,374	15.78 to 14.88	49,406,307	1.02%	15.25% to 13.49%
2006	1.25% to 2.75%	2,296,386	13.69 to 13.11	31,073,422	1.58%	14.47% to 12.74%
2005	1.25% to 2.75%	1,353,605	11.96 to 11.63	16,075,707	1.49%	11.62% to 9.93%
2004	1.25% to 2.75%	594,461	10.71 to 10.58	6,357,667	1.21%	7.14% to 5.78%	(a) (b)
Ivy Fund VIP, Inc. - Energy (WRENG)
2008	1.25% to 2.50%	727,472	7.34 to 7.10	5,306,113	0.11%	-46.82% to -47.50%
2007	1.25% to 2.50%	414,206	13.81 to 13.52	5,686,493	0.50%	49.40% to 47.50%
2006	1.25% to 2.15%	119,136	9.24 to 9.19	1,099,087	1.03%	-7.59% to -8.15%	(a) (b)
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
2008	1.25% to 2.70%	1,660,068	8.20 to 7.77	13,497,739	1.41%	-61.94% to -62.51%
2007	1.25% to 2.70%	1,385,133	21.54 to 20.73	29,602,978	0.03%	41.70% to 39.61%
2006	1.25% to 2.70%	835,359	15.20 to 14.85	12,648,099	0.47%	23.93% to 22.11%
2005	1.25% to 2.70%	279,201	12.27 to 12.16	3,418,910	0.00%	22.65% to 21.61%	(a) (b)
Ivy Fund VIP, Inc. - Growth (WRGP)
2008	1.25% to 3.10%	5,005,777	8.82 to 8.04	43,961,551	0.00%	-37.07% to -38.25%
2007	1.25% to 3.10%	5,000,421	14.01 to 13.03	70,111,309	0.00%	24.23% to 21.89%
2006	1.25% to 3.10%	4,510,514	11.28 to 10.69	51,204,870	0.00%	3.73% to 1.79%
2005	1.25% to 3.10%	3,669,245	10.87 to 10.50	40,431,316	0.00%	9.84% to 7.79%
2004	1.25% to 2.75%	2,098,409	9.90 to 9.77	21,316,692	0.52%	-1.03% to -2.29%	(a) (b)
Ivy Fund VIP, Inc. - High Income (WRHIP)
2008	1.25% to 2.60%	1,555,055	9.41 to 8.80	14,978,886	0.64%	-22.80% to -23.85%
2007	1.25% to 2.60%	1,479,099	12.18 to 11.56	18,515,978	8.95%	2.56% to 1.15%
2006	1.25% to 2.60%	1,063,343	11.88 to 11.43	13,011,839	8.01%	8.89% to 7.41%
2005	1.25% to 2.60%	827,416	10.91 to 10.64	9,360,824	9.45%	1.27% to -0.11%
2004	1.25% to 2.60%	484,274	10.77 to 10.65	5,459,781	12.44%	7.74% to 6.51%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Ivy Fund VIP, Inc. - International Growth (WRIP)
2008	1.25% to 2.60%	1,107,240	$10.14 to 9.49	$11,498,901	0.24%	-42.87% to -43.65%
2007	1.25% to 2.60%	1,044,989	17.75 to 16.84	19,081,552	0.68%	19.77% to 18.13%
2006	1.25% to 2.60%	683,784	14.82 to 14.25	10,497,858	0.73%	19.48% to 17.85%
2005	1.25% to 2.60%	452,034	12.40 to 12.10	5,834,890	2.60%	15.02% to 13.45%
2004	1.25% to 2.60%	277,459	10.78 to 10.66	3,126,650	1.19%	7.84% to 6.61%	(a) (b)
Ivy Fund VIP, Inc. - International Value (WRI2P)
2008	1.25% to 2.60%	995,194	9.87 to 9.24	9,952,578	0.48%	-42.98% to -43.77%
2007	1.25% to 2.60%	1,026,584	17.31 to 16.42	18,058,252	1.87%	8.50% to 7.01%
2006	1.25% to 2.60%	758,800	15.96 to 15.35	12,311,318	2.15%	28.00% to 26.26%
2005	1.25% to 2.60%	517,152	12.47 to 12.16	6,581,487	2.97%	9.78% to 8.28%
2004	1.25% to 2.60%	191,781	11.36 to 11.23	2,221,395	1.89%	13.57% to 12.27%	(a) (b)
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
2008	1.25% to 2.45%	373,619	7.41 to 6.98	2,754,852	0.00%	-48.69% to -49.31%
2007	1.25% to 2.45%	412,324	14.44 to 13.78	5,942,094	0.00%	5.15% to 3.86%
2006	1.25% to 2.45%	378,791	13.73 to 13.26	5,208,498	0.00%	10.86% to 9.52%
2005	1.25% to 2.45%	283,783	12.38 to 12.11	3,530,706	0.00%	19.36% to 17.92%
2004	1.25% to 2.45%	132,925	10.38 to 10.27	1,385,193	0.00%	3.76% to 2.70%	(a) (b)
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
2008	1.25% to 2.60%	1,856,562	8.51 to 8.10	15,531,201	0.03%	-37.03% to -37.89%
2007	1.25% to 2.60%	1,714,836	13.52 to 13.05	22,883,802	0.02%	11.20% to 9.67%
2006	1.25% to 2.60%	1,159,802	12.16 to 11.90	13,981,814	0.55%	7.20% to 5.74%
2005	1.25% to 2.45%	288,042	11.34 to 11.26	3,256,281	0.00%	13.41% to 12.61%	(a) (b)
Ivy Fund VIP, Inc. - Money Market (WRMMP)
2008	1.25% to 2.60%	1,690,600	10.81 to 10.09	17,997,708	2.08%	0.91% to -0.47%
2007	1.25% to 2.60%	792,315	10.71 to 10.14	8,384,027	4.39%	3.30% to 1.88%
2006	1.25% to 2.60%	718,111	10.37 to 9.95	7,377,959	4.07%	3.02% to 1.61%
2005	1.25% to 2.45%	321,848	10.06 to 9.82	3,213,125	2.33%	1.21% to -0.01%
2004	1.25% to 2.40%	193,590	9.94 to 9.83	1,916,302	0.65%	-0.57% to -1.72%
Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)
2008	1.25% to 2.50%	602,234	9.56 to 9.04	5,664,532	0.93%	-12.06% to -13.18%
2007	1.25% to 2.50%	684,413	10.87 to 10.41	7,351,321	3.65%	2.10% to 0.80%
2006	1.25% to 2.50%	549,710	10.65 to 10.33	5,801,626	5.87%	3.47% to 2.16%
2005	1.25% to 2.45%	306,412	10.29 to 10.12	3,138,395	6.53%	0.72% to -0.50%
2004	1.25% to 1.90%	58,127	10.22 to 10.19	593,116	3.68%	2.18% to 1.90%	(a) (b)
Ivy Fund VIP, Inc. - Pathfinder Aggressive (WRPAP)
2008	1.25% to 2.60%	5,558,764	7.54 to 7.45	41,870,260	0.00%	-24.61% to -25.48%	(a) (b)
Ivy Fund VIP, Inc. - Pathfinder Conservative (WRPCP)
2008	1.25% to 2.15%	956,646	8.81 to 8.75	8,419,198	0.00%	-11.87% to -12.54%	(a) (b)
Ivy Fund VIP, Inc. - Pathfinder Moderate (WRPMP)
2008	1.25% to 2.25%	6,805,816	8.04 to 7.97	54,652,358	0.00%	-19.59% to -20.27%	(a) (b)
Ivy Fund VIP, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2008	1.25% to 2.50%	9,034,723	7.94 to 7.86	71,666,425	0.00%	-20.56% to -21.40%	(a) (b)
Ivy Fund VIP, Inc. - Pathfinder Moderately Conservative (WRPMCP)
2008	1.25% to 2.15%	2,547,527	8.53 to 8.46	21,679,215	0.00%	-14.71% to -15.36%	(a) (b)
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
2008	1.25% to 2.60%	740,889	9.11 to 8.57	6,685,173	0.59%	-36.84% to -37.71%
2007	1.25% to 2.60%	725,842	14.43 to 13.77	10,392,221	0.61%	-17.12% to -18.26%
2006	1.25% to 2.60%	655,692	17.41 to 16.84	11,346,461	0.91%	28.46% to 26.72%
2005	1.25% to 2.60%	401,576	13.55 to 13.29	5,421,381	2.17%	9.45% to 7.96%
2004	1.25% to 2.00%	93,058	12.38 to 12.34	1,150,713	1.03%	23.80% to 23.42%	(a) (b)
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
2008	1.25% to 2.70%	1,774,843	10.63 to 9.89	19,536,940	0.00%	-34.72% to -35.68%
2007	1.25% to 2.70%	1,673,037	16.28 to 15.38	28,396,895	0.00%	22.80% to 20.99%
2006	1.25% to 2.70%	1,289,943	13.25 to 12.71	17,970,932	0.00%	6.53% to 4.97%
2005	1.25% to 2.70%	1,010,750	12.44 to 12.11	13,274,030	0.00%	15.78% to 14.09%
2004	1.25% to 2.60%	584,541	10.75 to 10.62	6,672,864	0.00%	7.46% to 6.23%	(a) (b)
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
2008	1.25% to 2.60%	978,833	8.32 to 7.79	8,542,399	0.00%	-39.94% to -40.76%
2007	1.25% to 2.60%	992,086	13.86 to 13.14	14,518,178	0.00%	12.09% to 10.55%
2006	1.25% to 2.60%	850,262	12.36 to 11.89	11,187,197	0.00%	3.74% to 2.33%
2005	1.25% to 2.60%	684,868	11.92 to 11.62	8,721,715	0.00%	11.48% to 9.96%
2004	1.25% to 2.60%	404,211	10.69 to 10.57	4,639,772	0.00%	6.89% to 5.67%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
2008	1.25% to 2.60%	777,159	$8.85 to 8.28	$6,938,507	0.20%	-27.06% to -28.06%
2007	1.25% to 2.60%	764,876	12.14 to 11.51	9,405,602	0.01%	-5.34% to -6.64%
2006	1.25% to 2.60%	692,952	12.82 to 12.33	9,024,746	0.15%	15.39% to 13.82%
2005	1.25% to 2.60%	631,464	11.11 to 10.84	7,149,786	0.00%	2.85% to 1.45%
2004	1.25% to 2.60%	345,169	10.80 to 10.68	3,794,086	0.00%	8.04% to 6.80%	(a) (b)
Ivy Fund VIP, Inc. - Value (WRVP)
2008	1.25% to 3.10%	2,883,828	8.45 to 7.71	24,353,612	0.24%	-34.64% to -35.87%
2007	1.25% to 3.10%	2,921,920	12.92 to 12.02	38,028,729	1.04%	0.62% to -1.28%
2006	1.25% to 3.10%	2,619,510	12.84 to 12.18	34,060,454	1.17%	15.42% to 13.27%
2005	1.25% to 3.10%	2,337,388	11.13 to 10.75	26,552,556	1.84%	3.12% to 1.20%
2004	1.25% to 2.75%	1,268,168	10.79 to 10.65	14,114,566	1.92%	7.92% to 6.55%	(a) (b)
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	1.25% to 2.60%	377,280	6.17 to 6.03	2,299,353	2.10%	-37.63% to -38.49%
2007	1.85% to 2.25%	260,941	9.85 to 9.82	2,567,988	1.74%	-1.52% to -1.79%
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	1.25% to 1.85%	264,806	9.45 to 9.35	2,498,076	3.47%	-7.20% to -7.76%
2007	1.25% to 1.50%	140,505	10.18 to 10.16	1,429,751	2.87%	1.78% to 1.61%
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	1.25% to 2.45%	3,924,711	7.60 to 7.45	29,742,274	2.88%	-24.16% to -25.08%
2007	1.25% to 2.45%	3,109,641	10.02 to 9.94	31,131,973	2.23%	0.23% to -0.58%
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	1.25% to 2.45%	7,827,936	6.75 to 6.61	52,739,171	2.51%	-32.25% to -33.07%
2007	1.25% to 2.45%	6,797,048	9.96 to 9.88	67,676,754	1.91%	-0.35% to -1.17%
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	1.25% to 2.35%	1,171,429	8.49 to 8.33	9,907,489	3.25%	-16.11% to -17.04%
2007	1.25% to 2.10%	824,398	10.12 to 10.06	8,328,962	2.60%	1.15% to 0.57%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)
2006	1.25% to 3.10%	674,324	10.26 to 9.73	6,889,675	3.87%	2.67% to 0.75%
2005	1.25% to 3.10%	588,192	10.00 to 9.66	5,873,806	3.83%	0.41% to -1.46%
2004	1.25% to 2.60%	401,599	9.95 to 9.84	4,011,714	5.30%	-0.45% to -1.59%	(a) (b)

2008	Reserves for annuity contracts in payout phase:			94,124
2008	Contract owners’ equity			$748,850,483
2007	Reserves for annuity contracts in payout phase:			19,075
2007	Contract owners’ equity			$721,521,134
2006	Reserves for annuity contracts in payout phase:			-
2006	Contract owners’ equity			$405,080,326
2005	Reserves for annuity contracts in payout phase:			-
2005	Contract owners’ equity			$245,902,427
2004	Reserves for annuity contracts in payout phase:			-
2004	Contract owners’ equity			$113,338,638
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-12:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-12 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009